Short-Term Debt - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Line of credit designated for working capital purposes	$ 150,000,000
Short-term borrowings outstanding on the credit facility	0	$ 18,000,000
March 2021 [Member]
Short-term Debt [Line Items]
Credit facility maximum borrowing capacity	$ 300,000,000
Credit facility expiration date	Mar. 31, 2021